Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Carrying Amounts and Fair Value of Long-term Debt

As of December 31, 2017 and 2018, the carrying amounts and fair value of the Group’s long-term debt was as follows:

	December 31, 2017		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt	49,742	48,256	45,991	44,968

Summary of Movements in Loss Allowance Account in Respect of Accounts Receivables

Movement in the loss allowance account in respect of accounts receivable during the year is as follows:

RMB
At December 31, 2017 under IAS 39	3,842
Impact on initial application of IFRS 9 (note 2.2)	919
At January 1, 2018	4,761
Impairment losses for ECL	2,008
Accounts receivable written off	(2,089)

At December 31, 2018	4,680

Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required

The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2017
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	54,558	55,682	55,682	—	—	—
Long-term debt	49,742	58,543	2,725	2,716	46,612	6,490
Accounts payable	119,321	119,321	119,321	—	—	—
Accrued expenses and other payables	98,695	98,695	98,695	—	—	—
Finance lease obligations	77	85	56	14	13	2

	322,393	332,326	276,479	2,730	46,625	6,492

	2018
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	49,537	51,091	51,091	—	—	—
Long-term debt	45,991	52,625	2,602	19,604	25,061	5,358
Accounts payable	107,887	107,887	107,887	—	—	—
Accrued expenses and other payables	43,497	43,497	43,497	—	—	—
Finance lease obligations	216	241	112	40	82	7

	247,128	255,341	205,189	19,644	25,143	5,365

Interest Rate Profile of Debt

The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2017		2018
	Effective interest rate		Effective interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	4.0	54,042	3.2	49,347
Long-term debt	3.3	49,742	3.3	45,991

		103,784		95,338
Variable rate debt:
Short-term debt	4.1	516	4.2	190

		516		190

Total debt		104,300		95,528

Fixed rate debt as a percentage of total debt		99.5%		99.8%

Accounts receivable [member] | Telephone and Internet subscribers [member]
Statement [LineItems]
Summary of Accounts Receivables

Accounts receivable from telephone and Internet subscribers:

	December 31, 2018
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
Current, within 1 month	2%	8,376	158
1 to 3 months	20%	2,117	420
4 to 6 months	60%	839	502
7 to 12 months	80%	1,093	875
Over 12 months	100%	943	943

		13,368	2,898

Accounts receivable [member] | Customers and Contract assets [member]
Statement [LineItems]
Summary of Accounts Receivables From Enterprise Customers and Contract Assets

Accounts receivable from telephone and Internet subscribers:

	December 31, 2018
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
Current, within 1 month	2%	8,376	158
1 to 3 months	20%	2,117	420
4 to 6 months	60%	839	502
7 to 12 months	80%	1,093	875
Over 12 months	100%	943	943

		13,368	2,898

Accounts receivable from enterprise customers and contract assets:
	December 31, 2018
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
1 to 6 months	2%	4,478	109
7 to 12 months	20%	800	157
1 to 2 years	60%	479	290
2 to 3 years	90%	225	202
Over 3 years	100%	298	298

		6,280	1,056